VIA EDGAR

May 13, 2019

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	Cross Shore Discovery Fund (“Fund”)

File No. 811-22976

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith for filing with the U.S. Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

This filing is made: (1) to prepare for the incorporation of the Fund’s financial statements for its fiscal year ended March 31, 2019 and related annual updates; (2) to update the tax language and (3) to make other minor changes to the Registration Statement.

I note that the Fund needs to have an effective registration statement by July 31, 2019.

Outside of the tax section, we have not made many changes from the last amendment filed; so if it would be helpful, we would be happy to provide you with a redline showing the specific changes made from the last amendment.

Thank you for your assistance. If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7182.

Kind regards,

Edward C. Lawrence